Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 52,335.6	$ 48,129.6	$ 41,736.4
Ceded written	(1,254.5)	(1,724.4)	(1,167.7)
Net premiums written	51,081.1	46,405.2	40,568.7
Direct premiums earned	50,650.2	46,018.6	40,687.7
Ceded earned	(1,409.0)	(1,649.9)	(1,426.1)
Net premiums earned	49,241.2	44,368.7	39,261.6
non regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(633.0)	(1,049.9)	(519.5)
Ceded earned	(734.2)	(999.7)	(739.6)
Regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(621.5)	(674.5)	(648.2)
Ceded earned	$ (674.8)	$ (650.2)	$ (686.5)